UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	Catherine M. Hetrick
Title:	Chief Compliance Officer
Phone:	406-862-8000



Signature, Place, and Date of Signing:
Catherine M. Hetrick, Whitefish, Montana, May 7, 2012

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $570,891 (x1000)

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Market Vectors ETF Gold Trust  GOLD MINER ETF   57060U100      391     7900 SH       Sole                     7900
3M Company                     COM              88579Y101     8086    90642 SH       Sole                    90432               210
AECOM Technology Corp.         COM              00766T100     6920   309340 SH       Sole                   307200              2140
Abbott Laboratories            COM              002824100     7694   125529 SH       Sole                   125229               300
Accenture PLC Ireland          SHS CLASS A      G1151C101    18083   280361 SH       Sole                   278776              1585
Air Products & Chemicals, Inc. COM              009158106     9817   106942 SH       Sole                   106682               260
Aon Corp.                      COM              037389103    12250   249686 SH       Sole                   247946              1740
Automatic Data Processing, Inc COM              053015103    12442   225436 SH       Sole                   223926              1510
CVS Caremark Corp.             COM              126650100    13135   293198 SH       Sole                   291533              1665
Coca-Cola Company              COM              191216100    10637   143719 SH       Sole                   143399               320
ConocoPhillips                 COM              20825C104    10001   131577 SH       Sole                   131247               330
Darden Restaurants, Inc.       COM              237194105     9715   189903 SH       Sole                   189503               400
Devon Energy Corp.             COM              25179M103    10633   149505 SH       Sole                   148475              1030
Diageo plc                     SPON ADR NEW     25243Q205     8249    85478 SH       Sole                    85298               180
Dover Corp.                    COM              260003108    13305   211399 SH       Sole                   210224              1175
Emerson Electric Company       COM              291011104     8109   155399 SH       Sole                   155019               380
Equifax, Inc.                  COM              294429105    11489   259571 SH       Sole                   258151              1420
Illinois Tool Works, Inc.      COM              452308109     9220   161423 SH       Sole                   161023               400
Intel Corp.                    COM              458140100    23532   836990 SH       Sole                   833015              3975
Jack Henry & Associates, Inc.  COM              426281101     5535   162225 SH       Sole                   161845               380
Johnson & Johnson              COM              478160104    10628   161122 SH       Sole                   160732               390
Johnson Controls, Inc.         COM              478366107     8288   255170 SH       Sole                   254570               600
Lowe's Companies, Inc.         COM              548661107    16161   515000 SH       Sole                   511875              3125
Marathon Oil Corp.             COM              565849106    20282   639826 SH       Sole                   636606              3220
Medtronic, Inc.                COM              585055106    24309   620280 SH       Sole                   617325              2955
Microsoft Corp.                COM              594918104    25022   775755 SH       Sole                   772180              3575
Norfolk Southern Corp.         COM              655844108     9066   137720 SH       Sole                   137450               270
Occidental Petroleum Corp.     COM              674599105    21666   227515 SH       Sole                   226485              1030
Oracle Corp.                   COM              68389X105    20552   704815 SH       Sole                   701230              3585
Parker-Hannifin Corp.          COM              701094104    11477   135740 SH       Sole                   134790               950
PepsiCo, Inc.                  COM              713448108    20853   314294 SH       Sole                   312344              1950
Procter & Gamble Company       COM              742718109    10251   152529 SH       Sole                   152169               360
Sigma-Aldrich Corp.            COM              826552101    15619   213781 SH       Sole                   212566              1215
Spectra Energy Corp.           COM              847560109     9868   312765 SH       Sole                   310990              1775
Stryker Corp.                  COM              863667101    10596   190984 SH       Sole                   189699              1285
Synaptics, Inc.                COM              87157D109    11222   307370 SH       Sole                   305805              1565
TJX Companies, Inc.            COM              872540109    21150   532610 SH       Sole                   530010              2600
Teva Pharmaceutical Industries ADR              881624209    10812   239950 SH       Sole                   239400               550
United Technologies Corp.      COM              913017109    22929   276450 SH       Sole                   275030              1420
Viacom, Inc. Class B           CL B             92553P201     8212   173035 SH       Sole                   172635               400
Vodafone Group plc             SPON ADR NEW     92857W209     8442   305090 SH       Sole                   304390               700
Wal-Mart Stores, Inc.          COM              931142103     9522   155595 SH       Sole                   155215               380
Walt Disney Company            COM DISNEY       254687106     8203   187362 SH       Sole                   186077              1285
Waters Corp.                   COM              941848103    18473   199360 SH       Sole                   198280              1080
Willis Group Holdings plc      SHS              G96666105     8044   229970 SH       Sole                   229480               490